Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 192,210	$ 94,179
Less: Accumulated depreciation and amortization	(41,200)	(26,411)
Property and equipment, net	151,010	67,768
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	86,448	32,507
Computers and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,342	30,140
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,162	6,853
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,655	24,225
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 603	$ 454